Sarah Crespi
State Street
1 Lincoln Street
Mail Stop SUM0703
Boston, MA 02111
Tel +1 617 662 2641
Sarah.Crespi@StateStreet.com

March 29, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2027 Term Muni Bond ETF, each dated March 27, 2019, do not differ from those contained in Post-Effective Amendment No. 2,074 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 27, 2019.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.